9. CAPITAL STOCK	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Stockholders' Equity Note Disclosure [Text Block]
7. Stockholders’ Equity

Summary

The following table summarizes stockholders’ equity activity for the three months ended December 31, 2011:

			Additional		Total
	Common Stock		Paid-In	Accumulated	Stockholders'
	Shares	Amount	Capital	Deficit	Equity
Balance at September 30, 2011	19,517,027	$19,517	$2,871,347	$(2,170,409)	$720,455
Common shares issued upon exercise of
stock options by officers	475,000	475	153,275	-	153,750
Common shares issued for assignment
of patents and intellectual property
from related party (Note 9)	1,500,000	1,500	973,500	-	975,000
Share-based compensation expense	-	-	196,302	-	196,302
Net loss for the period	-	-	-	(531,017)	(531,017)
Balance at December 31, 2011	21,492,027	$21,492	$4,194,424	$(2,701,426)	$1,514,490

Stock Purchase Warrants

There was no warrant activity during the three months ended December 31, 2011 and the Company has outstanding share warrants as of December 31, 2011 held by related parties, as follows:

Description	Number of Common Shares	Exercise Price Per Share	Expiration Date
Stock Purchase Warrants	1,600,000	$ 0.75	February 22, 2016

9. CAPITAL STOCK

Pursuant to the Spin-Off, effective on September 27, 2010 a total of 15,306,064 shares of common stock were distributed as a stock dividend to the stockholders of LRAD Corporation, the Company’s then sole stockholder. Parametric Sound was incorporated on June 2, 2010 with authorized capital stock consisting of 50,000,000 shares of common stock, par value $0.001, and 1,000,000 shares of preferred stock, par value $0.001.

The Company is authorized under its certificate of incorporation and bylaws to issue shares of preferred stock without any further action by the stockholders. The board of directors has the authority to divide any and all shares of preferred stock into series and to fix and determine the relative rights and preferences of the preferred stock, such as the designation of series and the number of shares constituting such series, dividend rights, redemption and sinking fund provisions, liquidation and dissolution preferences, conversion or exchange rights and voting rights, if any. Issuance of preferred stock by the board of directors could result in such shares having dividend and or liquidation preferences senior to the rights of the holders of common stock and could dilute the voting rights of the holders of common stock. No shares of preferred stock have been issued and none were outstanding at September 30, 2011 or 2010.

Sale of Common Stock and Warrants

On February 22, 2011, the Company entered into a Securities Purchase Agreement with existing institutional shareholders (considered related parties due to greater than 10% ownership) and entities affiliated with its two executive officers, pursuant to which the Company issued and sold for cash 2,000,000 shares of common stock at a purchase price of $0.50 per share. In connection with the financing, the Company also issued warrants to the investors exercisable for an aggregate of 2,000,000 shares of common stock at an exercise price of $0.75 per share. The warrants are exercisable until February 22, 2016. On September 30, 2011, entities affiliated with the two executive officers exercised 400,000 of the warrants for cash of $300,000.

In connection with the financing, the Company also entered into a registration rights agreement with the investors, pursuant to which the Company agreed to prepare, file and effect a registration statement covering the resale of the shares of common stock sold in the financing and the shares of common stock issuable upon the exercise of the warrants. The required registration statement became effective on March 28, 2011 and the Company has agreed to use commercially reasonable efforts to maintain effectiveness. If the registration statement becomes ineffective other than for certain allowable periods, the Company will be obligated to pay liquidated damages to the purchasers in the amount of 1.5% of the invested amount for each 30-day period thereafter with the obligation terminating when the securities are sold or otherwise available for unrestricted sale. The Company evaluates this registration payment arrangement under ASC 825-20 Financial Instruments - Registration Payment Arrangements and has determined no obligation for future potential penalties is accruable under ASC 450-20 Contingencies - Loss Contingencies as of September 30, 2011.

Warrant Exercise

On June 30, 2011 a total of 1,400,000 warrants issued in September 2010 were exercised at a price of $0.30 per share.  Pursuant to the terms of the 8% Subordinated Promissory Note agreement entered into in September 2010, the Company exercised its right to offset the purchase price of the Warrants against the outstanding Note principal amount.  Accordingly, as a result of the warrant exercise, the principal balance of the Notes was reduced by $420,000 (See Note 7).

As described above, on September 30, 2011, entities affiliated with the two executive officers exercised 400,000 warrants for cash of $300,000.

Conversion of Subordinated Promissory Notes and Accrued Interest

On June 30, 2011, subordinated promissory notes with an outstanding principal balance of $250,000 plus related accrued interest of $37,674 were converted into an aggregate of 410,963 shares of common stock (See Note 7).

Summary of Stock Purchase Warrants

The following table summarizes information on warrant activity during the years ended September 30, 2010 and 2011:

	Number	Average Purchase Price Per Share
Shares purchasable under outstanding warrants at October 1, 2010	1,400,000	$0.30
Stock purchase warrants issued	2,000,000	$0.75
Stock purchase warrants exercised	(1,800,000)	$0.40
Shares purchasable under outstanding warrants at September 30, 2011	1,600,000	$0.75

The Company has outstanding share warrants as of September 30, 2011 all held by related parties, as follows:

	Number of	Exercise Price
Description	Common Shares	Per Share	Expiration Date
Stock Purchase Warrants	1,600,000	$0.75	February 22, 2016